Nuveen Minnesota Intermediate Municipal Bond
Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.2%
X 324,230,473
MUNICIPAL BONDS - 99.2%   X 324,230,473
Education and Civic Organizations - 19.6%
Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A:
$ 720 3.500%, 8/01/25 No Opt. Call $ 708,240
130 4.000%, 8/01/28 8/26 at 100.00 127,626
1,160 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A, 5.000%,
6/15/37
6/29 at 100.00 946,552
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci
Academy Project,Series 2016A:
100 5.000%, 7/01/31 7/24 at 102.00 98,907
1,000 5.000%, 7/01/36 7/24 at 102.00 952,581
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge
Academy Project, Series 2015A:
190 5.000%, 7/01/30 7/25 at 100.00 191,635
710 5.250%, 7/01/37 7/25 at 100.00 715,274
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge
Academy Project, Series 2016A:
300 4.000%, 7/01/24 No Opt. Call 299,383
135 4.000%, 7/01/25 No Opt. Call 134,032
195 4.000%, 7/01/26 7/25 at 100.00 192,987
300 4.000%, 7/01/27 7/25 at 100.00 296,311
370 4.000%, 7/01/28 7/25 at 100.00 364,496
225 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27
10/24 at 100.00 220,440
645 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.500%, 8/01/36
4/24 at 101.00 646,798
Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street
School of Performing Arts Project, Series 2016A:
660 4.500%, 7/01/26 No Opt. Call 645,873
40 5.000%, 7/01/36 7/26 at 100.00 37,106
1,135 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 4.000%, 11/01/26
No Opt. Call 1,110,596
975 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 936,454
Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A:
1,000 4.750%, 7/01/31 7/26 at 100.00 966,309
500 5.000%, 7/01/36 7/26 at 100.00 479,092
1,405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A
12/27 at 100.00 1,424,018
1,380 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
4/24 at 100.00 1,381,080
1,040 Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Refunding Series 2015, 4.000%, 12/01/28
12/24 at 100.00 1,048,739
1,260 Minnesota Department of Iron Range Resource and Rehabilitation,
Educational Facilities Revenue Bonds, Series 2023A, 5.000%, 10/01/41
10/33 at 100.00 1,433,918
Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel
University, Refunding Series 2017:
2,800 5.000%, 5/01/32 5/27 at 100.00 2,828,306
655 5.000%, 5/01/37 5/27 at 100.00 642,576
1,600 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/33
3/27 at 100.00 1,636,914
2,380 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Series 2023, 5.000%, 3/01/41
3/33 at 100.00 2,652,153
105 Minnesota Higher Education Facilities Authority, Revenue Bonds, College of
Saint Scholastica, Inc., Refunding Series 2019, 4.000%, 12/01/24
No Opt. Call 104,583

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus
Adolfus College, Series 2013-7W, 4.250%, 10/01/28
3/24 at 100.00 $ 1,000,507
160 Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester
College, Refunidng Series 2021, 4.000%, 3/01/31
No Opt. Call 171,835
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester
College, Series 201528J, 3.250%, 3/01/29
3/25 at 100.00 1,253,462
1,235 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/31
10/28 at 100.00 1,316,829
200 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's
University, Refunding Series 2021, 4.000%, 10/01/34
10/30 at 100.00 207,085
700 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's
University, Series 2015-8I, 3.375%, 10/01/30
10/25 at 100.00 697,117
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf
College, Series 2015-8-G, 5.000%, 12/01/28
12/25 at 100.00 1,029,923
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf
College, Series 2021, 3.000%, 10/01/38
10/30 at 100.00 909,078
825 Minnesota Higher Education Facilities Authority, Revenue Bonds, University
of Saint Thomas, Green Series 2022A, 4.000%, 10/01/38
10/30 at 100.00 830,952
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Series 2013-7U:
2,000 4.000%, 4/01/25 3/24 at 100.00 2,000,600
775 4.000%, 4/01/26 3/24 at 100.00 775,306
300 4.000%, 4/01/27 3/24 at 100.00 300,144
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Series 2017A:
750 4.000%, 10/01/34 10/27 at 100.00 765,523
850 4.000%, 10/01/36 10/27 at 100.00 862,135
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds, University
of Saint Thomas, Series 2019, 5.000%, 10/01/40
10/29 at 100.00 1,329,318
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Series 2022B:
1,000 4.125%, 10/01/41 10/30 at 100.00 1,003,445
1,000 5.000%, 10/01/47 10/30 at 100.00 1,048,430
450 Minnesota Office of Higher Education, Supplemental Student Loan Program
Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26, (AMT)
No Opt. Call 464,330
705 Minnesota Office of Higher Education, Supplemental Student Loan Program
Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26, (AMT)
No Opt. Call 727,089
1,185 Minnesota State Colleges and University, General Fund Revenue Bonds,
Series 2015A, 3.000%, 10/01/26
4/25 at 100.00 1,185,854
Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia
College Corporation Project, Series 2016:
980 4.000%, 12/01/30 12/25 at 100.00 984,461
1,060 4.000%, 12/01/32 12/25 at 100.00 1,063,441
935 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/34
9/24 at 100.00 910,442
70 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/36
4/26 at 100.00 63,540
710 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%,
7/01/38, 144A
7/27 at 100.00 718,530
3,005 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A,
5.250%, 9/01/31
9/26 at 100.00 3,053,304
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Metro Deaf School Project, Series 2018A, 5.000%,
6/15/38, 144A
6/25 at 100.00 195,790
325 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.000%,
9/01/31
9/24 at 102.00 314,159
885 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.000%,
7/01/35
7/25 at 100.00 867,705

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 700 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A,
5.000%, 7/01/33
4/24 at 100.00 $ 700,179
210 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue
Bonds, Saint Paul Conservatory for Performing Artists Charter School Project,
Series 2013A, 4.000%, 3/01/28
4/24 at 100.00 201,093
2,770 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/36
10/26 at 100.00 2,664,796
500 St. Paul Housing and Redevelopment Authority, Minnesota, Charter School
Revenue Bonds, Higher Ground Academy Charter School, Series 2018,
5.000%, 12/01/43
12/26 at 102.00 491,342
700 University of Minnesota, General Obligation Bonds, Refunding Series 2024A,
5.000%, 1/01/39 , (WI/DD)
1/34 at 100.00 817,496
University of Minnesota, General Obligation Bonds, Series 2014B:
1,000 4.000%, 1/01/31 4/24 at 100.00 1,002,000
1,000 4.000%, 1/01/32 4/24 at 100.00 1,002,001
1,000 4.000%, 1/01/34 4/24 at 100.00 1,002,001
5,460 University of Minnesota, General Obligation Bonds, Series 2019A, 5.000%,
4/01/44
4/29 at 100.00 5,824,067
Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016:
90 3.750%, 6/01/26 6/24 at 100.00 86,898
10 4.500%, 6/01/36 6/24 at 100.00 8,665
200 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and
Science Academy Building Company, Refunding Series 2020A, 3.000%,
12/01/30
12/25 at 102.50 182,331
1,045 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/31
7/28 at 103.00 976,014
Total Education and Civic Organizations 64,232,196
Health Care - 17.2%
3,370 Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo
Hospital Project, Refunding Series 2016, 4.000%, 3/01/29
3/26 at 100.00 3,380,634
City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017:
1,140 4.000%, 4/01/29 4/27 at 100.00 1,136,254
1,040 4.000%, 4/01/32 4/27 at 100.00 1,031,667
1,150 Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView
Health Project, Refunding Series 2017A, 4.000%, 5/01/32
5/25 at 100.00 920,292
1,045 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Essentia Health Obligated Group, Series 2018A, 5.000%,
2/15/33
2/28 at 100.00 1,102,948
675 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2021A, 4.000%, 6/15/37
6/31 at 100.00 658,689
240 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2022A,  Forward Delivery, 4.000%, 6/15/35
6/32 at 100.00 239,851
1,400 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2022B, 5.250%, 6/15/42
6/32 at 100.00 1,464,770
Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional
Health Services Project, Series 2013:
660 4.000%, 4/01/25 4/24 at 100.00 655,920
400 4.000%, 4/01/26 4/24 at 100.00 398,366
2,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 5.000%, 9/01/28
9/25 at 100.00 2,039,165
Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North
Memorial Health Care, Series 2017:
495 5.000%, 5/01/31 5/27 at 100.00 514,017
405 5.000%, 5/01/32 5/27 at 100.00 419,219

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health
System, Series 2021:
$ 470 4.000%, 11/15/37 11/31 at 100.00 $ 479,624
1,500 4.000%, 11/15/38 11/31 at 100.00 1,519,211
3,000 4.000%, 11/15/39 11/31 at 100.00 3,017,419
595 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health
System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put 11/15/28)
5/28 at 100.91 642,188
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2015A:
1,100 5.000%, 11/15/29 11/25 at 100.00 1,127,146
1,000 5.000%, 11/15/30 11/25 at 100.00 1,024,713
2,200 5.000%, 11/15/33 11/25 at 100.00 2,253,351
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2018A:
2,390 5.000%, 11/15/35 11/28 at 100.00 2,509,838
2,850 5.000%, 11/15/36 11/28 at 100.00 2,978,396
Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B:
2,060 5.000%, 11/15/29 No Opt. Call 2,322,866
1,000 5.000%, 11/15/33 No Opt. Call 1,199,528
1,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 1,015,914
1,575 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 1,648,389
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series
2015A:
3,225 5.000%, 7/01/28 7/25 at 100.00 3,286,573
6,200 5.000%, 7/01/29 7/25 at 100.00 6,304,095
1,000 5.000%, 7/01/32 7/25 at 100.00 1,016,095
1,000 4.000%, 7/01/35 7/25 at 100.00 1,000,848
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A:
1,560 5.000%, 11/15/26 No Opt. Call 1,611,887
1,000 5.000%, 11/15/28 11/27 at 100.00 1,050,893
1,000 5.000%, 11/15/34 11/27 at 100.00 1,050,818
1,745 4.000%, 11/15/35 11/27 at 100.00 1,734,862
1,000 4.000%, 11/15/37 11/27 at 100.00 972,478
Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis
Regional Medical Center, Refunding Series 2014:
1,200 5.000%, 9/01/27 9/24 at 100.00 1,205,275
1,140 5.000%, 9/01/29 9/24 at 100.00 1,144,430
Total Health Care 56,078,629
Housing/Multifamily - 0.5%
500 Anoka Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A,
5.000%, 4/01/27
4/24 at 100.00 500,640
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023A, 4.050%, 11/01/26, (Mandatory Put 11/01/24)
5/24 at 100.00 499,548
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023B, 5.375%, 5/01/27, (Mandatory Put 5/01/25)
1/25 at 100.00 500,134
Total Housing/Multifamily 1,500,322

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family - 0.4%
$ 90 Dakota County Community Development Agency, Minnesota, Single Family
Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series
2011A, 4.400%, 12/01/26
3/24 at 100.00 $ 90,014
120 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.100%, 7/01/26
7/24 at 100.00 116,817
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E:
670 1.850%, 1/01/29 No Opt. Call 600,010
400 1.900%, 7/01/29 No Opt. Call 355,368
Total Housing/Single Family 1,162,209
Industrials - 0.3%
1,000 Minneapolis, Minnesota, Limited Tax Supported Development Revenue
Bonds,  Common Bond Fund Series 2013-1, 4.000%, 6/01/28
6/24 at 100.00 999,945
Total Industrials 999,945
Long-Term Care - 10.2%
250 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka, Inc.
Project, Refunding Series 2017, 5.000%, 11/01/46
11/24 at 103.00 215,628
Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple Valley
Senior Housing, Inc. Orchard Path Phase II Project, Series 2021:
225 4.000%, 9/01/26 No Opt. Call 225,105
240 4.000%, 9/01/28 No Opt. Call 239,219
270 4.000%, 9/01/31 9/28 at 102.00 265,197
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley
Senior Housing, Inc. Orchard Path Project, Refunding Series 2018, 4.250%,
9/01/38
4/24 at 102.00 949,050
1,000 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty
Ford Foundation Project, Series 2014, 5.000%, 11/01/25
11/24 at 100.00 1,006,899
Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019:
100 4.000%, 9/01/29 9/26 at 102.00 92,213
100 4.000%, 9/01/30 9/26 at 102.00 90,730
100 4.000%, 9/01/31 9/26 at 102.00 89,525
100 4.000%, 9/01/32 9/26 at 102.00 88,309
155 4.000%, 9/01/33 9/26 at 102.00 135,162
100 4.000%, 9/01/34 9/26 at 102.00 86,142
815 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/33
4/24 at 100.00 815,188
325 City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31
8/24 at 100.00 288,355
235 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption
Home, Inc., Refunding Series 2017, 4.450%, 3/01/31
4/24 at 100.00 211,209
200 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption
Home, Inc., Refunding Series 2018, 4.500%, 9/01/33
4/24 at 100.00 173,793
Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior
Housing, Inc., Refunding Series 2015:
1,000 4.600%, 1/01/27 4/24 at 100.00 950,113
500 5.000%, 1/01/34 4/24 at 100.00 434,264
1,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities Revenue
Bonds, Crosby Senior Service Care Center, Series 2023, 5.500%, 5/01/43
5/30 at 101.00 1,020,059
Dakota County Community Development Agency, Minnesota, Senior Housing
Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,385 3.875%, 8/01/29, 144A 4/24 at 100.00 2,307,394
1,100 5.000%, 8/01/36, 144A 4/24 at 100.00 1,100,030
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale,
LLC Project, Series 2019, 4.200%, 5/01/35
5/24 at 101.00 424,244
1,415 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen?Second Century & Owatonna Senior Living Project, Refunding Series
2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
4/24 at 100.00 1,403,775
200 Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019, 4.000%, 7/01/32
7/25 at 102.00 186,375

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 100 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 3.750%, 5/01/34
5/24 at 101.00 $ 82,460
Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015:
425 4.750%, 11/01/28 4/24 at 100.00 409,157
750 5.250%, 11/01/45 4/24 at 100.00 673,040
100 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health
Services Project, Refunding Series 2019, 3.100%, 8/01/25
8/24 at 101.00 96,682
380 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 4.000%, 10/01/24
No Opt. Call 379,969
Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan
Bethany, Inc. Project, Refunding Series 2017A:
775 3.875%, 8/01/26 8/25 at 100.00 748,273
805 4.000%, 8/01/27 8/25 at 100.00 768,622
2,000 4.000%, 8/01/30 8/25 at 100.00 1,827,567
405 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33
7/24 at 102.00 360,299
1,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36
6/26 at 100.00 916,010
2,565 Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing
and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013,
5.000%, 5/01/33
4/24 at 100.00 2,429,308
Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue
Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A:
500 5.000%, 12/01/25 No Opt. Call 505,947
1,015 5.000%, 12/01/26 No Opt. Call 1,032,336
Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing
and Health Care Revenue Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
160 3.100%, 11/01/31, 144A 11/26 at 102.00 140,551
625 3.150%, 11/01/32, 144A 11/26 at 102.00 541,253
Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds,
Presbyterian Homes Bloomington Project, Refunding Series 2017:
500 3.250%, 9/01/26 9/24 at 100.00 485,421
550 3.700%, 9/01/28 9/24 at 100.00 530,982
350 3.800%, 9/01/29 9/24 at 100.00 337,040
565 3.900%, 9/01/30 9/24 at 100.00 543,632
320 4.125%, 9/01/34 9/24 at 100.00 305,407
1,300 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27
No Opt. Call 1,306,188
2,395 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39
4/24 at 100.00 2,055,806
Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health
Services Project, Refunding Series 2020:
120 2.700%, 3/01/26 3/25 at 101.00 114,240
335 2.950%, 3/01/28 3/25 at 101.00 306,217
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living
Community, Refunding Series 2019:
175 3.000%, 8/01/27 8/24 at 102.00 169,039
300 3.125%, 8/01/28 8/24 at 102.00 287,954
300 3.250%, 8/01/29 8/24 at 102.00 286,611
225 3.375%, 8/01/30 8/24 at 102.00 214,294
600 5.000%, 8/01/31 8/24 at 102.00 609,763
450 5.000%, 8/01/32 8/24 at 102.00 456,808
250 5.000%, 8/01/33 8/24 at 102.00 253,496
555 5.000%, 8/01/34 8/24 at 102.00 561,876
250 5.000%, 8/01/35 8/24 at 102.00 252,642
500 4.000%, 8/01/44 8/24 at 102.00 435,322
Total Long-Term Care 33,222,190

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 28.0%
$ 1,355 Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota,
General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/34
2/28 at 100.00 $ 1,333,144
1,405 Benson Independent School District 777, Minnesota, General Olibation
Bonds, School Building Series 2018A, 4.000%, 2/01/32
2/27 at 100.00 1,462,892
Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A:
3,280 4.000%, 2/01/30 2/27 at 100.00 3,397,764
1,000 4.000%, 2/01/33 2/27 at 100.00 1,029,851
Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A:
2,145 4.000%, 2/01/35 2/27 at 100.00 2,200,226
1,720 4.000%, 2/01/37 2/27 at 100.00 1,753,854
2,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series
2014A, 4.000%, 11/01/28 - BAM Insured
4/24 at 100.00 2,000,034
2,380 City of Rosemount, Minnesota, General Obligation Bonds, Street
Reconstruction and Capital Improvement Plan Series 2023A, 4.000%, 2/01/45
2/32 at 100.00 2,412,067
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%,
2/01/36
2/25 at 100.00 1,004,520
1,250 Detroit Lakes Independent School District 22, Becker and Otter Tail Counties,
Minnesota, General Obligation Bonds, School Building Series 2019A,
4.000%, 2/01/30
2/27 at 100.00 1,308,811
Dover-Eyota Independent School District 533, Minnesota, General Obligation
Bonds, School Building   Facilities Maintenance Series 2023A:
1,515 4.000%, 2/01/42 2/31 at 100.00 1,526,379
1,450 4.000%, 2/01/45 2/31 at 100.00 1,447,616
1,270 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/30
2/28 at 96.61 993,936
3,150 Elk River Independent School District 728, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 3,272,565
2,460 Forest Lake, Washington County, Minnesota, General Obligation Bonds,
Series 2019A, 4.000%, 2/01/32
2/29 at 100.00 2,603,503
1,725 GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A, 5.000%, 2/01/43
2/31 at 100.00 1,893,514
1,485 Goodhue Independent School District 253, Minnesota, General Obligation
Bonds, School Building Series 2019A, 4.000%, 2/01/30
2/28 at 100.00 1,561,877
1,345 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/28
2/26 at 95.70 1,177,984
2,000 Hennepin County Regional Railroad Authority, Minnesota, General Obligation
Bonds, Limited Tax Series 2019A, 5.000%, 12/01/37
12/28 at 100.00 2,175,095
5,295 Hennepin County, Minnesota, General Obligation Bonds, Series 2021A,
5.000%, 12/01/33
12/31 at 100.00 6,187,628
1,555 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%, 2/01/35
2/31 at 100.00 1,788,734
Jordan Independent School District 717, Scott County, Minnesota, General
Obligation Bonds, School Building Series 2023A:
1,200 5.000%, 2/01/37 2/31 at 100.00 1,350,666
1,000 5.000%, 2/01/39 2/31 at 100.00 1,105,190
Medicine Lake, Minnesota, General Obligation Bonds, Series 2024A:
210 5.000%, 2/01/35 2/32 at 100.00 225,615
330 5.000%, 2/01/39 2/32 at 100.00 345,047
1,430 Minneapolis Special School District 1, Hennepin County, Minnesota, General
Obligation Bonds, Building Series 2023A, 5.000%, 2/01/43
2/33 at 100.00 1,617,909
2,595 Minneapolis Special School District 1, Hennepin County, Minnesota, General
Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%,
2/01/32
2/28 at 100.00 2,700,344
Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various
Purpose Series 2018:
1,480 4.000%, 12/01/33 12/26 at 100.00 1,531,529
500 4.000%, 12/01/35 12/26 at 100.00 514,295

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 5,100 Minnesota State, General Obligation Bonds, Various Purpose Series 2021A,
4.000%, 9/01/38
9/31 at 100.00 $ 5,315,676
Minnetonka Independent School District 276, Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2023B:
210 5.000%, 2/01/38 2/32 at 100.00 235,573
500 5.000%, 2/01/44 2/32 at 100.00 546,940
500 Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/25 at 100.00 502,904
1,475 Moose Lake Independent School District 97, Carlton and Pine Counties,
Minnesota, General Obligation Bonds, School Buidling Series 2015A,
4.000%, 2/01/30
2/25 at 100.00 1,491,578
2,050 North Branch Independent School District 138, Chisago County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 4.000%, 2/01/30
2/27 at 100.00 2,132,940
850 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 854,439
1,185 Northland Independent School District 118, Minnesota, General Obligation
Bonds, Series 2016A, 3.000%, 2/01/29
4/24 at 100.00 1,173,347
1,500 Osseo Independent School District 279 Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%,
2/01/34
2/27 at 100.00 1,541,015
1,035 Perham Dent Independent School District 549, Minnesota, General
Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30
4/24 at 100.00 1,024,925
880 Plainview-Elgin-Millville Independent School District 2899, Minnesota,
General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/32
2/28 at 100.00 926,043
2,665 Ramsey County, Minnesota, General Obligation Bonds, Capital Improvement
Plan, Series 2023B, 4.000%, 2/01/41
2/32 at 100.00 2,739,878
1,250 Robbinsdale Independent School District 281, Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%,
2/01/30
8/26 at 100.00 1,255,577
4,535 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/27 at 100.00 4,675,610
1,070 Round Lake-Brewster Independent School District 2907, Minnesota, General
Obligation Bonds, School Building Series 2023A, 5.000%, 2/01/40
2/32 at 100.00 1,186,866
1,100 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Series 2015A, 4.000%, 2/01/30
2/25 at 100.00 1,107,924
575 Saint Francis Independent School District 15, Minnesota, General Obligation
Bonds, School Building Series 2018A, 4.000%, 2/01/34
4/24 at 100.00 575,034
1,075 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2022A,
5.000%, 2/01/37
2/31 at 100.00 1,209,257
1,225 Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 3.200%, 2/01/32
2/26 at 100.00 1,231,938
1,700 Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%, 2/01/39 2/30 at 100.00 1,738,187
1,330 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A, 4.000%,
2/01/31
2/27 at 100.00 1,361,841
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A, 4.000%,
2/01/35
2/30 at 100.00 2,065,093
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29
2/26 at 100.00 2,035,165
915 Southland Independent School District 500, Minnesota, General Obligation
Bonds, School Building Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 946,961
2,415 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/31
2/28 at 94.63 1,861,230
Total Tax Obligation/General 91,658,530

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 10.6%
$ 55 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.000%, 12/15/37
12/27 at 100.00 $ 50,755
1,475 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29
4/24 at 100.00 1,475,005
1,000 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30
2/28 at 100.00 1,041,553
495 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project,
Refunding Series 2015, 3.650%, 3/01/24
3/24 at 100.00 495,000
165 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony
Falls Project, Refunding Series 2015, 4.000%, 3/01/24
3/24 at 100.00 165,000
Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project,
Series 2015:
360 4.000%, 3/01/25 4/24 at 100.00 358,403
500 5.000%, 3/01/29 4/24 at 100.00 500,096
1,170 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 4.000%, 8/01/27
8/24 at 100.00 1,170,126
960 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/34
8/28 at 100.00 983,190
3,105 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B, 4.000%, 8/01/32
8/30 at 100.00 3,314,388
205 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/37
8/31 at 100.00 191,871
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C:
3,295 4.000%, 8/01/39 8/31 at 100.00 3,317,713
2,385 4.000%, 8/01/40 8/31 at 100.00 2,385,599
2,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/42
8/32 at 100.00 2,183,779
1,375 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A, 5.000%, 8/01/43
8/33 at 100.00 1,486,800
1,185 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.250%, 8/01/27
4/24 at 100.00 1,186,834
New London Economic Development Authority, Minnesota, Lease Revenue
Bonds, SWWC Service Cooperative Lease With Option to Purchase Project,
Public Series 2023:
445 5.000%, 2/01/27 No Opt. Call 458,691
470 5.000%, 2/01/28 No Opt. Call 487,349
Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B:
605 3.125%, 2/01/29 2/25 at 100.00 605,486
350 3.250%, 2/01/30 2/25 at 100.00 350,253
1,215 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/30
No Opt. Call 1,312,515
Saint Cloud Independent School District 742, Stearns County, Minnesota,
Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
630 5.000%, 2/01/30 2/25 at 100.00 639,187
725 4.000%, 2/01/38 2/25 at 100.00 726,846
1,685 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.250%, 2/01/33
2/27 at 100.00 1,691,928
290 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2020C, 3.000%, 2/01/36
2/28 at 100.00 280,481
Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2024A:
1,000 5.000%, 2/01/37 , (WI/DD) 2/34 at 100.00 1,173,417
500 5.000%, 2/01/38 , (WI/DD) 2/34 at 100.00 581,333
1,000 5.000%, 2/01/39 , (WI/DD) 2/34 at 100.00 1,154,171
735 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%,
11/01/29
11/24 at 100.00 743,169
3,500 Virginia Housing and Redevelopment Authority, Minnesota, Health Care
Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%, 10/01/29
10/25 at 100.00 3,501,515

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A:
$ 280 4.000%, 2/01/32 2/31 at 100.00 $ 279,695
250 4.000%, 2/01/34 2/31 at 100.00 249,290
175 4.000%, 2/01/38 2/31 at 100.00 167,757
Total Tax Obligation/Limited 34,709,195
Transportation - 6.8%
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 1/01/33
7/29 at 100.00 1,108,436
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,250 5.000%, 1/01/28, (AMT) No Opt. Call 1,322,104
1,735 5.000%, 1/01/30, (AMT) 7/29 at 100.00 1,874,033
1,000 5.000%, 1/01/32, (AMT) 7/29 at 100.00 1,079,566
1,000 5.000%, 1/01/44, (AMT) 7/29 at 100.00 1,038,883
3,580 5.000%, 1/01/49, (AMT) 7/29 at 100.00 3,682,697
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Senior Lien Series 2016C:
1,050 5.000%, 1/01/34 1/27 at 100.00 1,111,585
1,130 5.000%, 1/01/41 1/27 at 100.00 1,177,446
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Subordinate Lien Series 2022B:
2,980 5.000%, 1/01/29, (AMT) No Opt. Call 3,201,092
1,000 5.000%, 1/01/32, (AMT) No Opt. Call 1,112,348
2,325 5.000%, 1/01/33, (AMT) 1/32 at 100.00 2,584,764
855 5.000%, 1/01/35, (AMT) 1/32 at 100.00 947,954
2,000 5.250%, 1/01/47, (AMT) 1/32 at 100.00 2,144,226
Total Transportation 22,385,134
U.S. Guaranteed - 1.2% (c)
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue
Bonds, HealthEast Inc., Series 2015A:
1,100 5.000%, 11/15/29, (Pre-refunded 11/15/25) 11/25 at 100.00 1,132,561
2,285 5.000%, 11/15/30, (Pre-refunded 11/15/25) 11/25 at 100.00 2,352,639
500 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/30, (Pre-refunded
2/01/26)
2/26 at 100.00 509,299
Total U.S. Guaranteed 3,994,499
Utilities - 4.4%
Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
475 4.000%, 12/01/28 12/24 at 100.00 479,271
495 4.000%, 12/01/29 12/24 at 100.00 499,390
Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series
2012A:
580 5.000%, 12/01/25 4/24 at 100.00 580,812
670 5.000%, 12/01/26 4/24 at 100.00 670,841
100 Luverne, Minnesota, Electric Revenue Bonds, Series 2018A, 4.000%, 12/01/33 12/28 at 100.00 103,754
665 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds, Series
2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 666,340
Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014:
500 5.000%, 10/01/29 10/24 at 100.00 505,066
500 5.000%, 10/01/30 10/24 at 100.00 504,724
1,000 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 3.500%, 10/01/28
10/24 at 100.00 1,001,209
1,430 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/30
4/24 at 100.00 1,431,522
750 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2015E, 3.000%, 12/01/29
12/25 at 100.00 752,402

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/33
12/26 at 100.00 $ 1,050,134
1,070 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 978,172
100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2021-1. 501 C3, 3.000%, 10/01/27
No Opt. Call 97,638
2,500 Southern Minnesota Municipal Power Agency Power Supply System Revenue
Bonds, Series 2015A, 4.000%, 1/01/30
1/26 at 100.00 2,552,370
Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Refunding Series 2015A:
1,335 5.000%, 1/01/31 1/26 at 100.00 1,381,700
1,000 5.000%, 1/01/33 1/26 at 100.00 1,032,279
Total Utilities 14,287,624
Total Municipal Bonds
(cost $325,515,408) 324,230,473
Total Long-Term Investments
(cost $325,515,408) 324,230,473
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.3%
X 1,000,000
MUNICIPAL BONDS - 0.3%   X 1,000,000
Health Care - 0 .3%
$ 1,000 (d) Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic
Series 2008B, 3.400%, 11/15/38, (Mandatory Put 3/07/24)
2/24 at 100.00 $ 1,000,000
Total Health Care 1,000,000
Total Municipal Bonds
(cost $1,000,000) 1,000,000
Total Short-Term Investments
(cost $1,000,000) 1,000,000
Total Investments
(cost $326,515,408) - 99.5% 325,230,473
Other Assets & Liabilities, Net - 0.5% 1,777,978
Net Assets - 100% $ 327,008,451

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 324,230,473 $ – $ 324,230,473
Short-Term Investments:
Municipal Bonds – 1,000,000 – 1,000,000
Total
$ – $ 325,230,473 $ – $ 325,230,473
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.5%
X 572,575,692
MUNICIPAL BONDS - 96.5%   X 572,575,692
Education and Civic Organizations - 19.3%
$ 130 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46
8/26 at 100.00 $ 109,356
3,500 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A, 5.250%,
6/15/56
6/29 at 100.00 2,576,768
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci
Academy Project,Series 2016A:
100 5.000%, 7/01/36 7/24 at 102.00 95,258
2,000 5.000%, 7/01/47 7/24 at 102.00 1,741,408
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge
Academy Project, Series 2015A:
675 5.250%, 7/01/37 7/25 at 100.00 680,014
250 5.250%, 7/01/40 7/25 at 100.00 251,028
500 5.500%, 7/01/50 7/25 at 100.00 501,222
1,025 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
4/24 at 101.00 1,026,729
1,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 985,381
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street
School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36
7/26 at 100.00 92,767
5,350 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 5,023,615
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A:
600 5.000%, 7/01/29 7/24 at 100.00 600,808
1,000 5.000%, 7/01/34 7/24 at 100.00 1,000,925
525 5.000%, 7/01/44 7/24 at 100.00 504,245
4,150 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 3,647,420
1,415 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/51
6/29 at 102.00 1,006,502
1,450 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.375%, 7/01/42
7/32 at 100.00 1,399,913
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A:
410 5.000%, 7/01/40 7/30 at 100.00 373,634
100 5.000%, 7/01/55 7/30 at 100.00 83,376
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A:
500 6.000%, 7/01/33 4/24 at 100.00 500,391
3,815 6.000%, 7/01/43 4/24 at 100.00 3,816,610
1,260 6.125%, 7/01/48 4/24 at 100.00 1,260,598
Minnesota Department of Iron Range Resource and Rehabilitation,
Educational Facilities Revenue Bonds, Series 2023A:
1,970 5.000%, 10/01/40 10/33 at 100.00 2,257,123
2,740 5.000%, 10/01/42 10/33 at 100.00 3,095,299
2,880 5.000%, 10/01/43 10/33 at 100.00 3,234,780
Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel
University, Refunding Series 2017:
2,345 5.000%, 5/01/37 5/27 at 100.00 2,300,522
4,700 5.000%, 5/01/47 5/27 at 100.00 4,341,953
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/37
3/27 at 100.00 1,014,758
Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Series 2023:
5,135 5.000%, 3/01/48 3/33 at 100.00 5,582,357
3,000 5.000%, 3/01/53 3/33 at 100.00 3,235,258

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 500 Minnesota Higher Education Facilities Authority, Revenue Bonds, College of
Saint Scholastica, Inc., Refunding Series 2019, 4.000%, 12/01/40
12/29 at 100.00 $ 459,782
Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester
College, Refunidng Series 2021:
125 4.000%, 3/01/35 3/31 at 100.00 132,495
155 4.000%, 3/01/36 3/31 at 100.00 163,330
100 4.000%, 3/01/37 3/31 at 100.00 104,299
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester
College, Series 201528J, 3.250%, 3/01/30
3/25 at 100.00 1,002,223
675 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 684,735
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's
University, Refunding Series 2021:
435 4.000%, 10/01/24 No Opt. Call 435,891
500 4.000%, 10/01/32 10/30 at 100.00 520,498
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's
University, Series 2015-8I:
350 5.000%, 10/01/33 10/25 at 100.00 359,816
385 5.000%, 10/01/34 10/25 at 100.00 396,163
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf
College, Series 2016-8-N:
2,300 4.000%, 10/01/34 10/26 at 100.00 2,336,318
975 4.000%, 10/01/35 10/26 at 100.00 988,341
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf
College, Series 2021:
1,000 3.000%, 10/01/38 10/30 at 100.00 909,078
2,820 4.000%, 10/01/50 10/30 at 100.00 2,725,747
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Green Series 2022A:
1,000 4.000%, 10/01/38 10/30 at 100.00 1,007,215
575 4.125%, 10/01/41 10/30 at 100.00 576,981
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, University
of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27
4/26 at 100.00 1,037,968
100 Minnesota Higher Education Facilities Authority, Revenue Bonds, University
of Saint Thomas, Series 2017A, 4.000%, 10/01/36
10/27 at 100.00 101,428
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Series 2019:
1,000 4.000%, 10/01/31 10/29 at 100.00 1,034,745
2,000 5.000%, 10/01/40 10/29 at 100.00 2,126,909
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Series 2022B:
2,125 5.000%, 10/01/39 10/30 at 100.00 2,277,284
500 4.000%, 10/01/40 10/30 at 100.00 499,489
1,490 4.125%, 10/01/42 10/30 at 100.00 1,488,005
500 4.125%, 10/01/42 10/30 at 100.00 499,330
Minnesota Office of Higher Education, Supplemental Student Loan Program
Revenue Bonds, 2020 Senior Series:
325 5.000%, 11/01/24, (AMT) No Opt. Call 327,151
645 2.650%, 11/01/38, (AMT) 11/27 at 100.00 572,621
1,130 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 1,018,672
155 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 126,378
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Community of Peace Academy Project, Refunding
Series 2015A, 5.000%, 12/01/46
12/24 at 100.00 966,982
1,600 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Community of Peace Academy Project, Series 2019,
4.000%, 12/01/49
12/29 at 100.00 1,284,870

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Great River School Project, Series 2017A:
$ 240 5.500%, 7/01/38, 144A 7/27 at 100.00 $ 242,883
685 5.500%, 7/01/52, 144A 7/27 at 100.00 685,354
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding
Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 2,286,052
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A:
1,000 5.750%, 9/01/46 9/26 at 100.00 1,007,821
500 6.000%, 9/01/51 9/26 at 100.00 505,397
4,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Hope Community Academy Project, Series 2020A,
5.000%, 12/01/55
12/28 at 102.00 2,973,386
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,000 5.000%, 6/15/48, 144A 6/25 at 100.00 935,897
1,615 5.000%, 6/15/53, 144A 6/25 at 100.00 1,491,418
730 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Nova Classical Academy, Refunding Series 2021A,
4.000%, 9/01/31
9/24 at 102.00 703,850
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%,
9/01/47
9/24 at 102.00 1,674,531
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
625 5.300%, 7/01/45 7/25 at 100.00 607,076
1,030 5.375%, 7/01/50 7/25 at 100.00 996,822
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities German Immersion School Project, Series
2019:
1,230 5.000%, 7/01/49 7/27 at 102.00 1,151,165
2,620 5.000%, 7/01/55 7/27 at 102.00 2,392,435
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
500 5.000%, 7/01/33 4/24 at 100.00 500,128
1,450 5.000%, 7/01/44 4/24 at 100.00 1,385,739
Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A:
2,135 5.000%, 10/01/41 10/26 at 100.00 1,970,354
380 5.125%, 10/01/48 10/26 at 100.00 343,847
1,595 Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A, 5.000%, 6/15/54
6/27 at 100.00 1,460,395
St. Paul Housing and Redevelopment Authority, Minnesota, Charter School
Revenue Bonds, Higher Ground Academy Charter School, Series 2018:
500 5.000%, 12/01/43 12/26 at 102.00 491,342
500 5.125%, 12/01/49 12/26 at 102.00 487,059
1,750 University of Minnesota, General Obligation Bonds, Refunding Series 2024A,
5.000%, 1/01/43 , (WI/DD)
1/34 at 100.00 1,989,240
University of Minnesota, General Obligation Bonds, Series 2014B:
2,235 4.000%, 1/01/33 4/24 at 100.00 2,239,471
2,000 4.000%, 1/01/34 4/24 at 100.00 2,004,001
3,505 University of Minnesota, General Obligation Bonds, Series 2019A, 5.000%,
4/01/44
4/29 at 100.00 3,738,710
20 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 4.750%, 6/01/46
6/24 at 100.00 16,503
Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and
Science Academy Building Company, Refunding Series 2020A:
390 4.000%, 12/01/40 12/25 at 102.50 345,333
450 4.000%, 12/01/50 12/25 at 102.50 362,081

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A:
$ 350 4.000%, 7/01/31 7/28 at 103.00 $ 326,895
660 4.000%, 7/01/51 7/28 at 103.00 485,812
Total Education and Civic Organizations 114,305,759
Health Care - 17.8%
Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo
Hospital Project, Refunding Series 2016:
500 4.000%, 3/01/32 3/26 at 100.00 491,385
2,000 4.000%, 3/01/37 3/26 at 100.00 1,922,237
City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017:
550 3.000%, 4/01/26 No Opt. Call 538,917
485 5.000%, 4/01/41 4/27 at 100.00 493,880
Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
500 5.000%, 2/15/37 2/28 at 100.00 522,520
580 4.250%, 2/15/43 2/28 at 100.00 567,154
13,115 5.000%, 2/15/48 2/28 at 100.00 13,328,849
3,000 5.000%, 2/15/53 2/28 at 100.00 3,036,944
1,000 5.250%, 2/15/53 2/28 at 100.00 1,027,764
2,590 5.250%, 2/15/58 2/28 at 100.00 2,660,896
Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2021A:
400 4.000%, 6/15/34 6/31 at 100.00 401,840
175 4.000%, 6/15/38 6/31 at 100.00 167,911
175 4.000%, 6/15/39 6/31 at 100.00 165,902
570 3.000%, 6/15/44 6/31 at 100.00 433,789
450 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2022A,  Forward Delivery, 4.000%, 6/15/38
6/32 at 100.00 431,773
1,250 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2022B, 5.250%, 6/15/47
6/32 at 100.00 1,290,563
Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional
Health Services Project, Series 2013:
500 4.000%, 4/01/27 4/24 at 100.00 498,256
760 4.000%, 4/01/31 4/24 at 100.00 755,011
1,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 986,903
Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North
Memorial Health Care, Series 2017:
425 5.000%, 5/01/31 5/27 at 100.00 441,328
430 5.000%, 5/01/32 5/27 at 100.00 445,097
Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health
System, Series 2021:
2,725 4.000%, 11/15/37 11/31 at 100.00 2,780,797
10,360 4.000%, 11/15/39 11/31 at 100.00 10,420,154
1,000 4.000%, 11/15/40 11/31 at 100.00 994,327
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2015A:
525 5.000%, 11/15/26 11/25 at 100.00 536,177
485 4.000%, 11/15/40 11/25 at 100.00 461,716
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2018A:
1,000 5.000%, 11/15/35 11/28 at 100.00 1,050,141
3,465 4.000%, 11/15/48 11/28 at 100.00 3,087,164
1,000 Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care System Revenue Bonds, Allina Health System, Refunding Series
2017A, 5.000%, 11/15/24
No Opt. Call 1,009,067

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 3,365 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
5.250%, 1/01/54
1/34 at 100.00 $ 3,703,287
2,600 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/36
No Opt. Call 3,176,802
2,500 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 2,723,210
4,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 4,972,899
9,410 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 9,848,470
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series
2015A:
8,660 5.000%, 7/01/30 7/25 at 100.00 8,806,925
3,825 5.000%, 7/01/31 7/25 at 100.00 3,888,021
4,075 4.000%, 7/01/35 7/25 at 100.00 4,078,458
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A:
2,135 5.000%, 11/15/27 No Opt. Call 2,239,094
600 4.000%, 11/15/36 11/27 at 100.00 589,489
640 4.000%, 11/15/37 11/27 at 100.00 622,386
2,830 4.000%, 11/15/43 11/27 at 100.00 2,605,867
2,500 5.000%, 11/15/47 11/27 at 100.00 2,540,280
1,245 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital
Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
4/24 at 100.00 1,245,860
Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis
Regional Medical Center, Refunding Series 2014:
1,980 4.000%, 9/01/31 9/24 at 100.00 1,949,566
1,410 5.000%, 9/01/34 9/24 at 100.00 1,415,195
Total Health Care 105,354,271
Housing/Multifamily - 0.6%
1,000 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023B, 5.375%, 5/01/27, (Mandatory Put 5/01/25)
1/25 at 100.00 1,000,268
2,430 Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place
Apartments Project, Series 2012A, 3.750%, 6/01/29
3/24 at 100.00 2,430,132
Total Housing/Multifamily 3,430,400
Housing/Single Family - 0.7%
5 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B,
4.100%, 12/01/29
3/24 at 100.00 4,747
35 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41,
(AMT)
3/24 at 100.00 34,835
365 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2016A, 3.200%, 1/01/33, (AMT)
7/25 at 100.00 338,813
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A:
460 1.550%, 7/01/25, (AMT) No Opt. Call 440,052
370 1.700%, 7/01/26, (AMT) No Opt. Call 346,966
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020D:
220 1.625%, 1/01/26, (AMT) No Opt. Call 208,103
205 1.650%, 7/01/26, (AMT) No Opt. Call 191,904
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020H:
460 1.100%, 7/01/26, (AMT) No Opt. Call 422,374
460 1.350%, 7/01/27, (AMT) No Opt. Call 416,061

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family (continued)
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021A:
$ 380 1.550%, 1/01/28, (AMT) No Opt. Call $ 343,557
390 1.600%, 7/01/28, (AMT) No Opt. Call 350,115
485 1.750%, 1/01/29, (AMT) No Opt. Call 435,799
485 1.800%, 7/01/29, (AMT) No Opt. Call 433,670
245 1.900%, 1/01/30, (AMT) No Opt. Call 219,060
240 1.950%, 7/01/30, (AMT) No Opt. Call 213,783
Total Housing/Single Family 4,399,839
Industrials - 0.4%
2,250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, (AMT),
144A
4/24 at 100.00 2,180,977
Total Industrials 2,180,977
Long-Term Care - 7.5%
2,090 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 1,803,087
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley
Senior Housing, Inc. Orchard Path Project, Refunding Series 2018, 5.000%,
9/01/43
4/24 at 102.00 1,000,279
Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty
Ford Foundation Project, Series 2014:
375 4.000%, 11/01/39 11/24 at 100.00 348,874
500 5.000%, 11/01/44 11/24 at 100.00 501,026
Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019:
500 5.000%, 9/01/44 9/26 at 102.00 424,238
1,500 5.000%, 9/01/52 9/26 at 102.00 1,199,988
1,500 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/43
4/24 at 100.00 1,500,001
1,500 City of West Saint Paul, Minnesota Housing and Health Care Facilities
Revenue Refunding Bonds, Walker Westwood Ridge Campus Project, Series
2017, 5.000%, 11/01/49
11/25 at 100.00 1,381,959
Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC Cloquet LLC
Project, Refunding Series 2021:
250 3.400%, 8/01/36 8/28 at 102.00 197,620
700 4.000%, 8/01/41 8/28 at 102.00 538,007
200 4.000%, 8/01/48 8/28 at 102.00 140,916
1,180 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption
Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
4/24 at 100.00 980,319
Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior
Housing, Inc., Refunding Series 2015:
575 5.250%, 1/01/40 4/24 at 100.00 477,654
1,175 5.250%, 1/01/46 4/24 at 100.00 936,595
1,250 Cuyuna Range Hospital District, Minnesota, Health Care Facilities Revenue
Bonds, Crosby Senior Service Care Center, Series 2023, 5.500%, 5/01/48
5/30 at 101.00 1,263,894
1,195 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series
2016A, 5.000%, 8/01/46, 144A
4/24 at 100.00 1,128,795
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale,
LLC Project, Series 2019, 4.600%, 5/01/44
5/24 at 101.00 387,051
1,165 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen
Second Century & Owatonna Senior Living Project, Refunding Series 2014A,
4.500%, 9/01/44, (Mandatory Put 9/01/24)
4/24 at 100.00 1,155,758
Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019:
400 4.100%, 7/01/34 7/25 at 102.00 369,389
1,250 5.000%, 7/01/54 7/25 at 102.00 1,106,316
200 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 4.000%, 5/01/39
5/24 at 101.00 157,312

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 1,500 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
4/24 at 100.00 $ 1,346,080
300 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health
Services Project, Refunding Series 2019, 3.400%, 8/01/28
8/24 at 101.00 272,550
2,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 5.000%, 10/01/47
10/24 at 102.00 1,959,234
1,040 Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen
Second Century & Owatonna Senior Living Project, Refunding Series 2014B,
4.500%, 9/01/44, (Mandatory Put 9/01/24)
4/24 at 100.00 1,030,422
1,285 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 1,057,717
2,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 1,753,192
50 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28
4/24 at 100.00 46,719
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds,
Rossy & Richard Shaller Family Sholom East Campus, Series 2018, 5.000%,
10/01/43
4/24 at 100.00 831,286
4,000 Saint Paul Housing and Redevelopment Authority, Minnesota Senior Housing
and Health Care Revenue Bonds, Carondelet Village Project, Series 2016A,
5.000%, 12/01/41
12/24 at 102.00 3,921,140
Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue
Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A:
1,175 5.000%, 12/01/29 No Opt. Call 1,204,954
300 5.000%, 12/01/30 No Opt. Call 307,566
1,750 5.000%, 12/01/36 12/30 at 100.00 1,759,813
Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing
and Health Care Revenue Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
450 4.000%, 11/01/34, 144A 11/26 at 102.00 407,244
1,015 4.000%, 11/01/42, 144A 11/26 at 102.00 830,464
Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds,
Presbyterian Homes Bloomington Project, Refunding Series 2017:
400 4.000%, 9/01/32 9/24 at 100.00 383,284
500 4.100%, 9/01/33 9/24 at 100.00 480,201
315 4.200%, 9/01/36 9/24 at 100.00 296,547
300 4.250%, 9/01/37 9/24 at 100.00 280,913
1,000 5.000%, 9/01/42 9/24 at 100.00 984,586
600 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A, 5.000%, 9/01/35
9/27 at 100.00 588,697
2,390 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39
4/24 at 100.00 2,051,514
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living
Community, Refunding Series 2019:
650 5.000%, 8/01/49 8/24 at 102.00 640,769
5,000 5.000%, 8/01/54 8/24 at 102.00 4,877,658
Total Long-Term Care 44,311,628
Tax Obligation/General - 22.3%
1,355 Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota,
General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/43
2/28 at 100.00 1,146,641
2,105 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series
2017A, 4.000%, 2/01/29 - AGM Insured
2/28 at 100.00 2,199,115
5,630 Bird Island-Olivia-Lake Lillian Independent School District 2534, Minnesota,
General Obligation Bonds, School Building Series 2024A, 5.000%, 2/01/54
2/34 at 100.00 6,127,561
Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A:
200 4.000%, 2/01/42 2/27 at 100.00 199,606
3,600 4.000%, 2/01/43 2/27 at 100.00 3,585,290

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A:
$ 1,090 4.000%, 2/01/36 2/27 at 100.00 $ 1,115,309
1,880 4.000%, 2/01/38 2/27 at 100.00 1,905,248
2,715 4.000%, 2/01/41 2/27 at 100.00 2,736,396
2,260 4.000%, 2/01/42 2/27 at 100.00 2,274,373
1,160 Chisago Lakes, Minnesota, Independent School District 2144, General
Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32
2/27 at 100.00 1,162,812
Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000 5.000%, 2/01/27 2/25 at 100.00 1,016,292
1,000 4.000%, 2/01/36 2/25 at 100.00 1,004,520
Corcoran, Minnesota, General Obligation Bonds, Series 2023A:
625 4.000%, 2/01/40 - BAM Insured 2/31 at 100.00 639,011
3,605 4.000%, 2/01/48 - BAM Insured 2/31 at 100.00 3,565,542
Dawson-Boyd Independent School District 378, Yellow Medicine County,
Minnesota, General Obligation Bonds, School Building Series 2019A:
1,145 4.000%, 2/01/31 2/28 at 100.00 1,197,573
1,145 4.000%, 2/01/32 2/28 at 100.00 1,197,523
Dover-Eyota Independent School District 533, Minnesota, General Obligation
Bonds, School Building   Facilities Maintenance Series 2023A:
1,225 4.000%, 2/01/44 2/31 at 100.00 1,227,696
500 4.000%, 2/01/45 2/31 at 100.00 499,178
Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C:
1,325 0.000%, 2/01/31 2/28 at 94.48 991,193
1,480 0.000%, 2/01/32 2/28 at 92.24 1,056,692
535 0.000%, 2/01/33 2/28 at 89.86 364,189
3,000 Farmington Independent School District 192, Dakota County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2023A, 5.000%,
2/01/25
No Opt. Call 3,052,671
480 Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan,
Series 2017, 3.250%, 2/01/34
2/26 at 100.00 475,164
GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A:
1,090 5.000%, 2/01/41 2/31 at 100.00 1,207,106
2,450 5.000%, 2/01/48 2/31 at 100.00 2,646,881
700 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/30
2/26 at 90.86 572,186
705 Hawley Independent School District 150, Clay County, Minnesota, General
Obligation Bonds, School Building Series 2023A, 5.000%, 2/01/39
2/30 at 100.00 769,793
2,000 Hennepin County, Minnesota, General Obligation Bonds, Refunding Series
2022B, 5.000%, 12/01/39
12/32 at 100.00 2,299,234
3,000 Hennepin County, Minnesota, General Obligation Bonds, Sales Tax Series
2020C, 5.000%, 12/15/38
12/29 at 100.00 3,316,889
1,000 Hennepin County, Minnesota, General Obligation Bonds, Series 2020A,
5.000%, 12/01/36
12/30 at 100.00 1,133,995
1,250 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 1,255,237
1,935 Independent School District No. 115, Cass Lake-Bena Public Schools,
Minnesota, Cass Beltrami and Hubbard Counties, General Obligation School
Building Bonds, Series 2023A, 5.000%, 2/01/37
2/31 at 100.00 2,190,858
1,145 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%, 2/01/36
2/31 at 100.00 1,310,619
600 Jordan Independent School District 717, Scott County, Minnesota, General
Obligation Bonds, School Building Series 2023A, 5.000%, 2/01/38
2/31 at 100.00 667,989
500 La Crescent-Hokah Independent School District 300, Houston and Winona
Counties, Minnesota, General Obligation Bonds, School Building &
Maintenance Series 2019A, 4.000%, 2/01/30
2/27 at 100.00 520,240

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
$ 660 3.600%, 1/01/35 - AGM Insured 4/24 at 100.00 $ 660,106
500 4.000%, 1/01/45 - AGM Insured 4/24 at 100.00 500,128
Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A:
1,315 4.000%, 2/01/38 2/30 at 100.00 1,349,236
3,500 4.000%, 2/01/50 2/30 at 100.00 3,403,776
1,590 Medicine Lake, Minnesota, General Obligation Bonds, Series 2024A, 5.000%,
2/01/54
2/32 at 100.00 1,594,575
Minneapolis Special School District 1, Hennepin County, Minnesota, General
Obligation Bonds, Long Term Facilities Maintenance Series 2023B:
2,645 5.000%, 2/01/43 2/33 at 100.00 2,992,566
2,780 5.000%, 2/01/44 2/33 at 100.00 3,135,990
1,430 Minneapolis Special School District 1, Hennepin County, Minnesota, General
Obligation Bonds, School Building Series 2022A, 5.000%, 2/01/43
2/32 at 100.00 1,595,760
2,195 Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various
Purpose Series 2018, 4.000%, 12/01/35
12/26 at 100.00 2,257,753
2,000 Minneapolis, Minnesota, General Obligation Bonds, Series 2023, 5.000%,
12/01/39
12/31 at 100.00 2,267,375
2,975 Minnesota State, General Obligation Bonds, Various Purpose Series 2018A,
5.000%, 8/01/35
8/28 at 100.00 3,268,271
4,705 Minnesota State, General Obligation Bonds, Various Purpose Series 2021A,
5.000%, 9/01/30
No Opt. Call 5,432,243
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series 2023A,
5.000%, 8/01/41
8/33 at 100.00 2,296,354
Minnetonka Independent School District 276, Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2023B:
325 5.000%, 2/01/40 2/32 at 100.00 360,734
500 5.000%, 2/01/42 2/32 at 100.00 551,159
1,000 Minnetonka Independent School District 276, Hennepin County, Minnesota,
General Obligation Bonds, Refunding Alternative Facilities Series 2018E,
5.000%, 2/01/35
2/25 at 100.00 1,014,314
Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A:
250 4.000%, 2/01/32 2/25 at 100.00 251,452
500 4.000%, 2/01/36 2/25 at 100.00 502,904
Moorhead Independent School District 152, Clay County, Minnesota, General
Obligation Bonds, School Building Series 2020A:
1,290 3.000%, 2/01/43 2/28 at 100.00 1,091,501
1,100 3.000%, 2/01/44 2/28 at 100.00 920,913
2,000 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 2,010,446
530 Pillager Independent School District 116, Cass and Morrison Counties,
Minnesota, General Obligation Bonds, School Building Series 2019A,
3.000%, 2/01/33
2/28 at 100.00 529,975
1,245 Ramsey County, Minnesota, General Obligation Bonds, Capital Improvement
Plan, Series 2023B, 4.000%, 2/01/40
2/32 at 100.00 1,290,352
1,795 Red Lake County, Minnesota, General Obligation School Building Bonds,
Independent School District No. 2906, Series 2022A, 4.000%, 2/01/38
2/33 at 100.00 1,888,523
4,000 Richfield Independent School District 280, Hennepin County, Minnesota,
General Obligation Bonds, School Buildings Series 2018A, 4.000%, 2/01/40
2/27 at 100.00 4,030,521
1,250 Robbinsdale Independent School District 281, Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%,
2/01/30
8/26 at 100.00 1,255,577
4,000 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/27 at 100.00 4,124,022
Round Lake-Brewster Independent School District 2907, Minnesota, General
Obligation Bonds, School Building Series 2023A:
1,020 5.000%, 2/01/39 2/32 at 100.00 1,142,374
1,285 4.000%, 2/01/42 2/32 at 100.00 1,292,368
1,700 Russell-Tyler-Ruthton Public Schools Independent School District 2902,
Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/31
2/29 at 100.00 1,809,600

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 800 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022B, 4.000%,
2/01/43
2/30 at 100.00 $ 803,350
1,000 Saint James Independent School District 840, Minnesota, General Obligation
Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 1,004,508
Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A:
1,340 4.000%, 2/01/28 2/26 at 100.00 1,369,479
1,400 4.000%, 2/01/30 2/26 at 100.00 1,431,859
1,885 3.200%, 2/01/32 2/26 at 100.00 1,895,676
Sartell, Minnesota, General Obligation Bonds, Series 2022A:
1,840 4.000%, 2/01/41 2/30 at 100.00 1,855,389
1,180 4.000%, 2/01/43 2/30 at 100.00 1,186,799
Shakopee Independent School District 720, Scott County, Minnesota, General
Obligation Bonds, Capital Facilities Series 2020A:
250 4.000%, 2/01/33 2/27 at 100.00 258,244
425 4.000%, 2/01/34 2/27 at 100.00 438,778
2,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 2,505,893
South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A:
1,330 4.000%, 2/01/31 2/27 at 100.00 1,361,841
670 4.000%, 2/01/33 2/27 at 100.00 683,254
South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A:
1,000 4.000%, 2/01/34 2/30 at 100.00 1,033,420
2,030 4.000%, 2/01/35 2/30 at 100.00 2,096,069
1,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29
2/26 at 100.00 1,017,583
825 Waconia Independent School District, Minnesota, General Obligation Bonds,
School Building Series 2015B, 3.000%, 2/01/28
2/25 at 100.00 819,686
1,315 Waseca Independent School District 829, Steele, Rice, and Waseca Counties,
Minnesota, General Obligation Bonds, School Buidling Series 2015A,
4.000%, 2/01/27
2/26 at 100.00 1,343,105
Total Tax Obligation/General 132,556,423
Tax Obligation/Limited - 10.4%
750 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25
No Opt. Call 762,221
325 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43
12/27 at 100.00 294,456
Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2023A:
1,000 4.875%, 12/15/42 12/32 at 100.00 1,024,504
500 5.000%, 12/15/44 12/32 at 100.00 512,994
1,000 Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project,
Refunding First Lien Series 2017A, 5.000%, 12/15/30
12/26 at 100.00 1,050,657
425 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony
Falls Project, Refunding Series 2015, 4.000%, 3/01/27
4/24 at 100.00 422,983
1,090 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 3.250%, 8/01/30
8/24 at 100.00 1,090,652
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A:
200 4.000%, 8/01/30 8/27 at 100.00 209,151
475 4.000%, 8/01/34 8/27 at 100.00 491,602
325 4.000%, 8/01/35 8/27 at 100.00 336,365
1,125 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/38
8/28 at 100.00 1,129,348
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B:
500 3.000%, 8/01/38 8/31 at 100.00 458,158
500 3.000%, 8/01/39 8/31 at 100.00 448,921
500 3.000%, 8/01/40 8/31 at 100.00 436,645

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C:
$ 2,810 4.000%, 8/01/35 8/31 at 100.00 $ 2,975,404
2,925 4.000%, 8/01/36 8/31 at 100.00 3,000,458
3,045 4.000%, 8/01/37 8/31 at 100.00 3,095,306
3,165 4.000%, 8/01/38 8/31 at 100.00 3,192,612
1,000 4.000%, 8/01/43 8/31 at 100.00 982,323
1,780 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/40
8/32 at 100.00 1,997,592
2,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/42
8/32 at 100.00 2,183,779
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A:
1,280 5.000%, 8/01/42 8/33 at 100.00 1,388,743
1,200 5.000%, 8/01/44 8/33 at 100.00 1,293,591
New London Economic Development Authority, Minnesota, Lease Revenue
Bonds, SWWC Service Cooperative Lease With Option to Purchase Project,
Public Series 2023:
1,480 5.000%, 2/01/38 2/28 at 100.00 1,494,569
2,790 5.125%, 2/01/43 2/28 at 100.00 2,814,916
Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015A:
1,470 3.625%, 2/01/34 2/25 at 100.00 1,473,803
580 3.750%, 2/01/36 2/25 at 100.00 582,012
4,600 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 4,566,823
1,000 Plymouth Intermediate District 287, Minnesota, Certificates of Participation,
Refunding Series 2017A, 4.000%, 2/01/36
2/27 at 100.00 1,017,344
Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds,
Series 2017B:
175 4.000%, 5/01/29 5/27 at 100.00 180,880
200 4.000%, 5/01/32 5/27 at 100.00 206,425
100 4.000%, 5/01/33 5/27 at 100.00 103,125
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
4,500 4.500%, 7/01/34 7/25 at 100.00 4,529,108
6,077 5.000%, 7/01/58 7/28 at 100.00 6,122,565
1,155 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/29
No Opt. Call 1,232,577
Saint Cloud Independent School District 742, Stearns County, Minnesota,
Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
355 5.000%, 2/01/32 2/25 at 100.00 360,081
520 5.000%, 2/01/34 2/25 at 100.00 527,397
Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
80 4.250%, 4/01/25 4/24 at 100.00 79,509
430 4.875%, 4/01/30 4/24 at 100.00 430,025
1,535 5.250%, 4/01/43 4/24 at 100.00 1,500,577
2,670 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.375%, 2/01/35
2/27 at 100.00 2,680,310
Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2019B:
5 4.000%, 2/01/36 2/29 at 100.00 5,204
1,000 4.000%, 2/01/37 2/29 at 100.00 1,040,515
500 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2024A, 5.000%, 2/01/43 , (WI/DD)
2/34 at 100.00 562,899

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A:
$ 375 4.000%, 2/01/26 No Opt. Call $ 373,634
320 4.000%, 2/01/28 No Opt. Call 320,089
330 4.000%, 2/01/30 No Opt. Call 330,650
435 4.000%, 2/01/41 2/31 at 100.00 401,835
Total Tax Obligation/Limited 61,715,337
Transportation - 8.0%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2019A:
1,000 5.000%, 1/01/33 7/29 at 100.00 1,108,436
1,560 5.000%, 1/01/49 7/29 at 100.00 1,651,039
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,540 5.000%, 1/01/31, (AMT) 7/29 at 100.00 1,663,269
1,500 5.000%, 1/01/32, (AMT) 7/29 at 100.00 1,619,349
1,000 5.000%, 1/01/35, (AMT) 7/29 at 100.00 1,075,021
1,235 5.000%, 1/01/39, (AMT) 7/29 at 100.00 1,301,950
5,600 5.000%, 1/01/44, (AMT) 7/29 at 100.00 5,817,743
7,370 5.000%, 1/01/49, (AMT) 7/29 at 100.00 7,581,418
8,145 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46
1/27 at 100.00 8,430,610
475 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Subordinate Lien Series 2016D, 5.000%, 1/01/34, (AMT)
1/27 at 100.00 490,573
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Subordinate Lien Series 2022A, 5.000%, 1/01/52
1/32 at 100.00 2,153,996
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Subordinate Lien Series 2022B:
2,510 5.000%, 1/01/40, (AMT) 1/32 at 100.00 2,689,485
11,300 5.000%, 1/01/47, (AMT) 1/32 at 100.00 11,804,996
Total Transportation 47,387,885
U.S. Guaranteed - 0.5% (c)
1,600 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue
Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/40, (Pre-refunded
11/15/25)
11/25 at 100.00 1,647,362
1,530 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/42, (Pre-refunded
2/01/26)
2/26 at 100.00 1,558,454
Total U.S. Guaranteed 3,205,816
Utilities - 9.0%
1,240 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,257,572
135 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 139,295
3,610 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds, Series
2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 3,617,271
Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A:
1,000 4.000%, 10/01/31 10/24 at 100.00 1,000,292
1,000 4.000%, 10/01/32 10/24 at 100.00 1,000,308
4,650 Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016,
5.000%, 10/01/47
10/26 at 100.00 4,743,983
5,555 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 5,683,444
Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy
Revenue Bonds, Refunding Series 2017A:
390 4.000%, 10/01/28 10/27 at 100.00 403,163
1,610 4.000%, 10/01/33 10/27 at 100.00 1,648,186

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy
Revenue Bonds, Refunding Series 2017B:
$ 355 4.000%, 10/01/28 10/27 at 100.00 $ 366,860
270 4.000%, 10/01/29 10/27 at 100.00 279,220
2,500 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2017-3, 4.000%, 10/01/42
10/27 at 100.00 2,361,588
1,180 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 1,078,731
300 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2021-1. 501 C3, 3.000%, 10/01/34
10/27 at 100.00 283,762
1,100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2021-2, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 1,005,597
1,250 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2023-3, 5.250%, 10/01/42, (AMT)
10/33 at 100.00 1,293,768
4,905 Saint Paul, Minnesota, Water Revenue Bonds, Series 2023A, 4.000%,
12/01/47
12/32 at 100.00 4,920,567
Southern Minnesota Municipal Power Agency, Power Supply System Revenue
Bonds, Series 1994A:
4,770 0.000%, 1/01/25 - NPFG Insured No Opt. Call 4,618,042
6,230 0.000%, 1/01/26 - NPFG Insured No Opt. Call 5,816,743
Thief River Falls, Minnesota, Electric Revenue Bonds, Series 2018A:
230 4.000%, 2/01/35 - AGM Insured 2/26 at 100.00 235,620
260 4.000%, 2/01/38 - AGM Insured 2/26 at 100.00 262,472
11,265 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 11,710,873
Total Utilities 53,727,357
Total Municipal Bonds
(cost $579,134,737) 572,575,692
Total Long-Term Investments
(cost $579,134,737) 572,575,692
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  2.2%
X 13,175,000
MUNICIPAL BONDS - 2.2%   X 13,175,000
Education and Civic Organizations - 0 .1%
$ 775 (d) Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Variable
Rate Demand Obligation Series 2002, 3.350%, 5/04/32, (Mandatory Put
3/07/24)
2/24 at 100.00 $ 775,000
Total Education and Civic Organizations 775,000
Health Care - 2 .1%
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series
2018A:
$ 10,400 (d)
3.600%, 11/15/48, (Mandatory Put 2/29/24)
2/24 at 100.00 10,400,000
2,000 (d) Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic
Series 2008A, 3.400%, 11/15/38, (Mandatory Put 3/07/24)
2/24 at 100.00 2,000,000
Total Health Care 12,400,000
Total Municipal Bonds
(cost $13,175,000) 13,175,000
Total Short-Term Investments
(cost $13,175,000) 13,175,000
Total Investments
(cost $592,309,737) - 98.7% 585,750,692
Other Assets & Liabilities, Net - 1.3% 7,619,182
Net Assets - 100% $ 593,369,874

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 572,575,692 $ – $ 572,575,692
Short-Term Investments:
Municipal Bonds – 13,175,000 – 13,175,000
Total
$ – $ 585,750,692 $ – $ 585,750,692
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.4%
X 76,601,863
MUNICIPAL BONDS - 98.4%   X 76,601,863
Education and Civic Organizations - 9.2%
$ 1,500 Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton
University Projects, Refunding Series 2017, 5.000%, 7/01/47
7/27 at 100.00 $ 1,540,471
1,195 Nebraska State Colleges Facilities Corporation, Nebraska, Revenue Bonds,
Facilities Program Series 2022B, 5.000%, 7/15/37 - AGM Insured
7/32 at 100.00 1,330,482
1,000 Nebraska State Colleges, Student Fees and Facilities Revenue Bonds, Board
of Trustees, Wayne State College Series 2023, 5.000%, 7/01/48 - AGM
Insured
7/33 at 100.00 1,084,872
Saline County, Nebraska, Educational Facilities Revenue Bonds, Doane
College Project, Refunding Series 2020A:
360 3.000%, 2/15/34 2/29 at 100.00 350,018
445 3.000%, 2/15/35 2/29 at 100.00 428,969
500 Southeast Community College Area, Nebraska, Facilities Revenue Bonds,
Series 2020, 3.000%, 3/15/45 - AGM Insured
7/25 at 100.00 380,845
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds,
Refunding Series 2017B, 4.000%, 5/15/37
11/27 at 100.00 1,014,936
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Green Series 2021B, 5.000%, 7/15/51
7/31 at 100.00 1,073,933
Total Education and Civic Organizations 7,204,526
Health Care - 8.9%
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
575 4.000%, 11/15/40 11/30 at 100.00 573,121
300 4.000%, 11/15/41 11/30 at 100.00 296,890
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017:
180 5.000%, 11/15/37 5/27 at 100.00 187,585
500 5.000%, 11/15/47 5/27 at 100.00 510,851
775 Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44
5/24 at 100.00 776,029
Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015:
500 4.125%, 11/01/36 11/25 at 100.00 503,579
2,000 5.000%, 11/01/45 11/25 at 100.00 2,029,912
250 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A, 5.000%,
7/01/30
7/27 at 100.00 256,662
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018:
500 5.000%, 7/01/34 7/25 at 100.00 507,025
435 5.000%, 7/01/35 7/25 at 100.00 440,647
875 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Regional West Medical Center Project, Refunding & Improvement Series
2016A, 5.250%, 2/01/37
2/27 at 100.00 878,805
Total Health Care 6,961,106
Housing/Single Family - 1.0%
660 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Refunding Series 2016A, 3.500%, 9/01/36
3/25 at 100.00 630,369
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A:
100 1.850%, 9/01/35 3/30 at 100.00 79,175
45 1.950%, 9/01/37 3/30 at 100.00 34,327
Total Housing/Single Family 743,871

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 4.5%
$ 3,700 Nebraska Educational, Health, Cultural and Social Services Finance Authority,
Revenue Bonds, Immanuel Retirement Communities Obligated Group, Series
2019A, 4.000%, 1/01/49
1/26 at 102.00 $ 3,497,394
Total Long-Term Care 3,497,394
Tax Obligation/General - 40.2%
600 Adams County School District 18, Nebraska, General Obligation Bonds,
Hastings Public Schools, Series 2019, 4.000%, 12/15/38
5/29 at 100.00 603,857
500 Adams County, Nebraska, General Obligation Bonds, Series 2023A, 5.000%,
12/15/42
1/28 at 100.00 522,465
500 Buffalo County School District 007 Kearney Public Schools, Nebraska, General
Obligation Bonds, School Building Series 2016, 3.000%, 12/15/36
4/26 at 100.00 471,867
750 City of Omaha, Nebraska, Special Tax Revenue Redevelopment and
Refunding Bonds, Series 2024A, 5.000%, 4/15/44
4/34 at 100.00 852,168
1,000 Custer County School District 025 Broken Bow Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2024, 5.000%, 12/15/41 -
BAM Insured , (WI/DD)
3/29 at 100.00 1,060,903
750 Dodge County School District 1 Fremont, Nebraska, General Obligation
Bonds, Series 2023, 5.000%, 12/15/48 - AGM Insured
12/33 at 100.00 817,044
1,090 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, School Building Series 2019, 4.000%, 6/15/33
4/24 at 100.00 1,090,411
1,000 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, Series 2016, 3.375%, 12/15/41
12/25 at 100.00 892,850
500 Douglas County School District 059, Nebraska, General Obligation Bonds,
School Building Series 2020B, 3.000%, 12/15/45
8/25 at 100.00 396,679
1,500 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools Series 2020, 3.000%, 12/15/43
1/30 at 100.00 1,244,742
1,000 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2018, 4.000%, 12/15/38
12/28 at 100.00 1,005,951
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 760,132
Douglas County School District 54, Ralston, Nebraska, General Obligation
Bonds, Series 2023:
405 5.000%, 12/15/43 12/32 at 100.00 450,034
1,500 5.000%, 12/15/48 12/32 at 100.00 1,635,390
635 Douglas County School District 66, Westside, Nebraska, General Obligation
Bonds, Series 2023, 5.000%, 12/01/41
12/31 at 100.00 704,289
Kearney County, Nebraska, General Obligation Bonds, Recreational Facilities
Series 2022:
700 4.000%, 5/15/29 5/27 at 100.00 714,915
500 4.000%, 5/15/30 5/27 at 100.00 510,495
1,000 4.000%, 5/15/42 5/27 at 100.00 991,662
1,000 La Vista, Nebraska, General Obligation Bonds, Highway Allocation Pledge
Series 2023, 5.000%, 9/15/43
3/28 at 100.00 1,049,970
La Vista, Sarpy County, Nebraska, Tax Supported Bonds, Taxable Refunding
Series 2022:
625 5.000%, 9/15/26 - AGM Insured No Opt. Call 658,176
1,000 5.000%, 9/15/42 - AGM Insured 6/27 at 100.00 1,044,121
1,000 Lancaster County School District 1, Lincoln, Nebraska, General Obligation
Bonds, Series 2020, 3.000%, 1/15/43
7/30 at 100.00 848,261
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose
Series 2017A, 4.000%, 4/15/33
4/27 at 100.00 509,329
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose
Series 2018A, 4.000%, 1/15/37
1/27 at 100.00 507,591
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose
Series 2019, 4.000%, 4/15/37
4/29 at 100.00 513,651
Omaha, Nebraska, General Obligation Bonds, Various Purpose Series 2022:
250 5.000%, 4/15/26 No Opt. Call 260,532
1,000 5.000%, 4/15/41 4/32 at 100.00 1,125,087
500 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A, 5.000%,
1/15/33
1/27 at 100.00 534,288
1,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A, 4.000%,
1/15/40
1/29 at 100.00 1,009,834

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,000 Otoe County School District 0501 Palmyra District OR-1, Nebraska, General
Obligation Bonds, School Building Series 2022, 5.000%, 12/15/42
11/27 at 100.00 $ 1,040,359
795 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 3.000%, 12/01/40
12/30 at 100.00 689,638
1,000 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Series 2023, 4.250%, 12/01/43
12/33 at 100.00 1,025,291
750 Sarpy County School District 037 Gretna Public Schools, Nebraska, General
Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43
6/29 at 100.00 751,097
Sarpy County School District 037 Gretna Public Schools, Nebraska, General
Obligation Bonds, Series 2019:
1,000 5.000%, 6/15/40 6/29 at 100.00 1,075,254
1,000 5.000%, 6/15/41 6/29 at 100.00 1,071,435
Southeast Community College Area, Nebraska, Certificates of Participation,
Series 2018:
215 5.000%, 12/15/30 6/28 at 100.00 234,481
1,000 5.000%, 12/15/47 6/28 at 100.00 1,064,607
1,000 Wayne County School District 17, Nebraska, General Obligation Bonds,
Wayne Community Schools, School Building Series 2023, 4.250%, 12/15/48
7/28 at 100.00 1,001,784
530 Wayne County School District 17, Nebraska, General Obligation Bonds,
Wayne Community Schools, School Building Series 2024, 5.000%, 12/15/43
, (WI/DD)
No Opt. Call 561,783
Total Tax Obligation/General 31,302,423
Tax Obligation/Limited - 6.4%
500 Blair, Nebraska, Highway Allocation Fund Pledge Bonds, Series 2023, 4.000%,
6/15/43
7/28 at 100.00 493,488
500 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project, Series
2018, 4.000%, 9/15/27
4/24 at 100.00 500,419
1,250 Douglas County Nebraska, Sanitary and Improvement, District Number 608,
General Obligation Bonds, North Streams, Series 2022, 6.000%, 12/15/47
6/27 at 100.00 1,172,203
1,060 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/28
No Opt. Call 1,109,546
500 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Omaha Baseball Stadium Project, Refunding Series 2016A, 4.000%, 6/01/36
6/26 at 100.00 508,187
1,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 1,208,998
Total Tax Obligation/Limited 4,992,841
Transportation - 3.1%
825 Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45 7/25 at 100.00 804,114
1,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, 4.000%, 7/01/36,
(AMT)
7/31 at 100.00 1,019,866
Omaha Airport Authority, Nebraska, Airport Facilities Revenue Bonds, Series
2017A:
550 5.000%, 12/15/36, (AMT) 12/26 at 100.00 567,387
Total Transportation 2,391,367
U.S. Guaranteed - 5.3% (c)
500 Colfax County School District 123 Schuyler Community Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019, 4.000%, 12/15/39, (Pre-
refunded 5/22/24)
5/24 at 100.00 500,669
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2016, 4.000%, 12/15/36, (Pre-refunded 12/15/25)
12/25 at 100.00 763,222
Omaha Airport Authority, Nebraska, Airport Facilities Revenue Bonds, Series
2017A:
450 5.000%, 12/15/34, (Pre-refunded 12/15/26), (AMT) 12/26 at 100.00 474,024
450 5.000%, 12/15/36, (Pre-refunded 12/15/26), (AMT) 12/26 at 100.00 474,024
750 Platte County School District 001, Columbus Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2014, 5.000%, 12/15/39,
(Pre-refunded 6/15/24)
6/24 at 100.00 753,534

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (c) (continued)
Sarpy County School District 1, Bellevue Public School, Nebraska, General
Obligation Bonds, School Building Series 2017:
$ 550 5.000%, 12/15/29, (Pre-refunded 12/15/27) 12/27 at 100.00 $ 595,661
520 5.000%, 12/15/35, (Pre-refunded 12/15/27) 12/27 at 100.00 563,170
Total U.S. Guaranteed 4,124,304
Utilities - 19.8%
465 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/37
No Opt. Call 496,919
1,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 1,057,422
450 Douglas County Sanitary & Improvement District 607 North Streams,
Nebraska, General Obligation Bonds, 5.000%, 9/15/44 , (WI/DD)
3/29 at 100.00 450,453
1,930 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 1,981,027
870 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%,
9/01/34
3/27 at 100.00 920,496
500 Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series
2015, 3.250%, 12/01/32
12/25 at 100.00 496,390
1,500 Nebraska Public Power District, General Revenue Bonds, Series 2016A,
5.000%, 1/01/41
1/26 at 100.00 1,526,285
1,200 Nebraska Public Power District, General Revenue Bonds, Series 2023A,
5.000%, 7/01/28
1/28 at 100.00 1,304,982
500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Series 2015C, 4.000%, 2/01/38
2/25 at 100.00 499,988
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 1,055,501
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2018A, 5.000%, 2/01/39
2/28 at 100.00 1,064,628
Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022B:
750 5.000%, 2/01/47 2/32 at 100.00 818,673
790 5.250%, 2/01/52 2/32 at 100.00 864,847
320 Omaha Public Power District, Nebraska, Separate Electric System Revenue
Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42
2/25 at 100.00 295,758
1,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 1,011,531
1,500 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40
7/26 at 100.00 1,539,131
Total Utilities 15,384,031
Total Municipal Bonds
(cost $77,426,809) 76,601,863
Total Long-Term Investments
(cost $77,426,809) 76,601,863
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.6%
X 1,230,000
MUNICIPAL BONDS - 1.6%   X 1,230,000
Health Care - 1 .0%
$ 800 (d) Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2008A,
3.700%, 8/15/32, (Mandatory Put 2/26/24)
2/24 at 100.00 $ 800,000
Total Health Care 800,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family - 0 .6%
$ 430 (d) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2022E, 3.150%, 3/01/49, (Mandatory Put 3/07/24)
2/24 at 100.00 $ 430,000
Total Housing/Single Family 430,000
Total Municipal Bonds
(cost $1,230,000) 1,230,000
Total Short-Term Investments
(cost $1,230,000) 1,230,000
Total Investments
(cost $78,656,809) - 100.0% 77,831,863
Other Assets & Liabilities, Net - 0.0% 27,817
Net Assets - 100% $ 77,859,680
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 76,601,863 $ – $ 76,601,863
Short-Term Investments:
Municipal Bonds – 1,230,000 – 1,230,000
Total
$ – $ 77,831,863 $ – $ 77,831,863
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.

Nuveen Oregon Intermediate Municipal Bond
Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 95.3%
X 172,983,408
MUNICIPAL BONDS - 95.3%   X 172,983,408
Education and Civic Organizations - 4.2%
$ 1,095 Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific
University Project, Refunding Series 2015A, 5.000%, 5/01/30
5/25 at 100.00 $ 1,110,431
Forest Grove, Oregon, Student Housing Revenue Bonds, Oak Tree
Foundation, Inc. Project, Series 2017:
440 5.000%, 3/01/24 No Opt. Call 440,000
505 5.000%, 3/01/25 No Opt. Call 508,679
110 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School
Project, Series 2019A, 5.000%, 6/15/29, 144A
6/27 at 102.00 109,739
920 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/34, 144A
6/27 at 102.00 916,275
100 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy
Project, Series 2015A, 5.500%, 6/15/35, 144A
6/25 at 100.00 100,297
600 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy
Project, Series 2016A, 5.000%, 6/15/33
6/25 at 100.00 585,174
Oregon Facilities Authority, Revenue Bonds, University of Portland Projects,
Series 2015A:
450 5.000%, 4/01/29 4/25 at 100.00 459,755
800 5.000%, 4/01/30 4/25 at 100.00 817,781
490 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 6.750%, 6/15/42, 144A
6/32 at 100.00 500,197
1,000 Yamhill County, Oregon, Revenue Bonds, George Fox University Project,
Refunding Series 2021, 4.000%, 12/01/36
12/31 at 100.00 993,119
1,000 Yamhill County, Oregon, Revenue Bonds, Linfield University Project,
Refunding Series 2020A, 5.000%, 10/01/35
10/30 at 100.00 1,052,465
Total Education and Civic Organizations 7,593,912
Health Care - 12.9%
Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A:
375 4.000%, 1/01/33 1/26 at 100.00 378,511
1,000 5.000%, 1/01/33 1/26 at 100.00 1,029,310
715 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2020A, 4.000%, 1/01/34
1/31 at 100.00 733,192
1,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/30
6/26 at 100.00 1,036,407
Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding
Series 2014A:
690 5.000%, 11/15/25 5/24 at 100.00 691,979
4,155 4.125%, 11/15/32 5/24 at 100.00 4,160,041
600 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/30
No Opt. Call 646,088
Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A:
485 5.000%, 10/01/29 10/26 at 100.00 500,461
1,325 5.000%, 10/01/30 10/26 at 100.00 1,367,103
4,105 Oregon Health and Science University, Revenue Bonds, Green Series 2021B-
1, 5.000%, 7/01/46, (Mandatory Put 2/01/30)
11/29 at 100.00 4,508,734
1,000 Oregon Health and Science University, Revenue Bonds, Series 2019A,
5.000%, 7/01/29
No Opt. Call 1,104,669
Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A:
560 5.000%, 5/15/30 5/26 at 100.00 580,983
1,000 5.000%, 5/15/31 5/26 at 100.00 1,037,527
1,200 5.000%, 5/15/46 5/26 at 100.00 1,220,629
2,235 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 5.000%, 5/15/32
5/29 at 100.00 2,421,140

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Union County Oregon, Hospital Facility Authority Revenue Bonds, Grande
Ronde Hospital Incorporated, Series 2022:
$ 1,230 5.000%, 7/01/33 7/32 at 100.00 $ 1,321,848
695 5.000%, 7/01/34 7/32 at 100.00 745,928
Total Health Care 23,484,550
Housing/Multifamily - 0.2%
340 Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station
Apartments, Refunding Series 2016, 4.000%, 7/15/29
7/26 at 100.00 346,590
Total Housing/Multifamily 346,590
Housing/Single Family - 0.8%
Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A:
935 1.900%, 1/01/33 7/30 at 100.00 770,441
825 1.950%, 7/01/33 7/30 at 100.00 677,739
Total Housing/Single Family 1,448,180
Information Technology - 1.1%
2,000 Oregon State  Business Development Commission, Recovery Zone Facility
Revenue Bonds, Intel Corporation Project, 232 Series 2010, 3.800%,
12/01/40, (Mandatory Put 6/15/28)
2/28 at 100.00 2,035,724
Total Information Technology 2,035,724
Long-Term Care - 6.2%
Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose
Villa Inc., Series 2020A:
285 5.000%, 11/15/27 11/25 at 102.00 288,913
300 5.000%, 11/15/28 11/25 at 102.00 303,610
315 5.000%, 11/15/29 11/25 at 102.00 318,258
330 5.000%, 11/15/30 11/25 at 102.00 332,856
Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue
Bonds, Willamette View Project, Series 2017A:
525 4.000%, 5/15/24 No Opt. Call 524,566
445 4.000%, 11/15/24 No Opt. Call 443,858
355 4.000%, 5/15/25 No Opt. Call 353,261
460 4.000%, 11/15/25 No Opt. Call 456,850
200 4.000%, 5/15/26 11/25 at 102.00 198,043
400 4.000%, 11/15/26 11/25 at 102.00 395,251
350 4.000%, 5/15/27 11/25 at 102.00 344,620
350 4.000%, 11/15/27 11/25 at 102.00 343,848
1,320 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29
3/24 at 100.00 1,319,968
325 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 325,057
1,040 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.125%, 7/01/35
7/25 at 100.00 1,040,385
1,540 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor,
Inc., Refunding Bonds, Series 2022, 4.000%, 5/15/40
5/29 at 103.00 1,346,936
1,150 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31
11/24 at 102.00 1,112,815
1,940 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/36
11/28 at 103.00 1,782,078
Total Long-Term Care 11,231,173

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 43.1%
$ 1,365 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/26
No Opt. Call $ 1,431,834
2,400 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Current Interest Series 2017C, 5.000%,
6/15/35
6/27 at 100.00 2,547,924
2,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Deferred Interest Series 2017B, 0.000%,
6/15/33
6/27 at 78.57 1,397,042
Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A:
350 5.000%, 6/15/26 No Opt. Call 366,741
2,835 5.000%, 6/15/27 No Opt. Call 3,041,638
Benton County, Oregon, Full Faith and Credit Obligations, Series 2023:
350 5.000%, 6/01/37 6/33 at 100.00 406,285
250 5.000%, 6/01/38 6/33 at 100.00 286,807
1,000 Boardman, Morrow County, Oregon, General Obligation Bonds, Series 2021,
4.000%, 6/15/35 - BAM Insured
6/29 at 100.00 1,043,574
200 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25
- AGM Insured
No Opt. Call 205,487
1,665 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32
6/27 at 100.00 1,721,664
4,000 Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A, 0.000%, 6/15/41
6/27 at 53.27 1,838,672
1,000 Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2017B, 5.000%, 6/15/30
6/27 at 100.00 1,071,012
Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2018:
585 5.000%, 6/15/31 6/28 at 100.00 641,618
550 5.000%, 6/15/32 6/28 at 100.00 603,079
605 Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33
6/28 at 100.00 662,564
1,000 David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call 957,501
David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2023A:
1,135 0.000%, 6/15/34 6/33 at 96.08 789,843
2,000 0.000%, 6/15/35 6/33 at 92.02 1,323,303
1,210 0.000%, 6/15/37 6/33 at 83.14 706,830
1,000 0.000%, 6/15/38 6/33 at 78.73 546,445
1,335 Deschutes County Administrative School District 1, Bend-La Pine, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/36
6/33 at 100.00 1,576,482
2,825 Hood River County School District, Oregon, General Obligation Bonds,
Refunding Series 2016, 4.000%, 6/15/29
6/26 at 100.00 2,895,657
1,845 Jackson County School District 5 Ashland, Oregon, General Obligation
Bonds, Series 2019, 5.000%, 6/15/34
6/29 at 100.00 2,049,680
1,250 Jackson County School District 549C, Oregon, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/15/28
6/25 at 100.00 1,281,024
Jackson County School District 6, Central Point, Oregon, General Obligation
Bonds, Series 2019A:
1,675 4.000%, 6/15/34 6/29 at 100.00 1,750,426
1,700 4.000%, 6/15/35 6/29 at 100.00 1,772,390
290 Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A
Local Improvement District, Series 2008, 5.200%, 6/01/31
4/24 at 100.00 292,982
Lane Community College, Lane, Linn, Benton and Douglas Counties, Oregon,
General Obligation Bonds, Series 2020A:
1,000 4.000%, 6/15/33 6/30 at 100.00 1,072,633
1,750 4.000%, 6/15/34 6/30 at 100.00 1,869,182
3,900 Lane County School District 4J Eugene, Oregon, General Obligation Bonds,
School Bond Guaranty Series 2019, 4.000%, 6/15/35
6/29 at 100.00 4,081,562

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,000 Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon,
General Obligation Bonds, Convertible Deferred Interest Series 2020B,
5.000%, 6/15/34
6/30 at 100.00 $ 2,271,570
Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General
Obligation Bonds, Series 2018:
1,500 5.000%, 6/15/31 6/28 at 100.00 1,641,987
2,000 5.000%, 6/15/33 6/28 at 100.00 2,179,287
1,050 5.000%, 6/15/38 6/28 at 100.00 1,126,554
1,000 Marion County School District 15 North Marion, Oregon, General Obligation
Bonds, Series 2018B, 5.000%, 6/15/31
6/28 at 100.00 1,098,485
2,500 Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/01/34 6/30 at 100.00 2,664,380
2,250 Multnomah County School District 7, Reynolds, Oregon, General Obligation
Bonds, Series 2015A, 5.000%, 6/15/30
6/25 at 100.00 2,304,701
1,190 Nestucca Valley School District 101, Tillamook & Yamhill Counties, Oregon,
General Obligation Bonds, Series 2018B. Current Interest, 5.000%, 6/15/29
6/28 at 100.00 1,306,830
765 Oregon City, Oregon, General Obligation Bonds, Series 2018, 5.000%,
6/01/31
6/28 at 100.00 838,441
350 Pacific Communities Health District, Oregon, General Obligation Bonds,
Series 2016, 5.000%, 6/01/28
6/26 at 100.00 363,227
1,210 Phoenix-Talent School District 4, Jackson County, Oregon, General Obligation
Bonds, Current Interest Series 2018B, 5.000%, 6/15/32
6/28 at 100.00 1,324,204
Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series
2018:
225 3.750%, 6/15/28 No Opt. Call 225,153
180 4.000%, 6/15/33 6/28 at 100.00 182,982
900 Portland Community College District, Multnomah County, Oregon, General
Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29
6/26 at 100.00 943,058
1,050 Portland Community College District, Multnomah County, Oregon, General
Obligation Bonds, Series 2018, 5.000%, 6/15/30
6/26 at 100.00 1,099,997
500 Redmond Area Park and Recreation District, Deschutes County, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/34
6/33 at 100.00 592,656
350 Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A, 5.000%,
6/01/25
6/24 at 100.00 351,494
630 Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1,
5.000%, 6/01/36
12/28 at 100.00 694,063
2,285 Saint Helens, Oregon, Full Faith and Credit Obligations, Series 2021, 4.000%,
8/01/41
8/31 at 100.00 2,324,898
Umatilla County School District 6R Umatilla, Oregon, General Obligation
Bonds, Series 2017:
245 5.000%, 6/15/27 No Opt. Call 262,061
340 5.000%, 6/15/29 6/27 at 100.00 365,346
315 5.000%, 6/15/31 6/27 at 100.00 337,633
1,260 Washington and Clackamas Counties School District 23J Tigard-Tualatin,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 1,349,066
965 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call 924,570
1,000 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2023, 5.000%, 6/15/35
6/33 at 100.00 1,185,278
1,320 Washington County, Oregon, General Obligation Bonds, Full Faith & Credit
Obligation Series 2016B, 4.000%, 3/01/31
3/26 at 100.00 1,349,776
Washington Multnomah & Yamhill Counties School District 1J Hillsboro,
Oregon, General Obligation Bonds, Series 2017:
3,750 5.000%, 6/15/32 6/27 at 100.00 3,992,005
1,450 5.000%, 6/15/34 6/27 at 100.00 1,540,304
1,000 Washington, Clackamas and Yamhill Counties School District 88J Sherwood,
Oregon, General Obligation Bonds, Series 2017B, 5.000%, 6/15/30
6/27 at 100.00 1,068,415
Yamhill County School District 40, McMinnville, Oregon, General Obligation
Bonds, Refunding Series 2016:
1,000 4.000%, 6/15/31 6/26 at 100.00 1,017,632
1,000 4.000%, 6/15/32 6/26 at 100.00 1,016,674
Total Tax Obligation/General 78,174,608

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 10.8%
$ 1,000 Beaverton, Oregon, Special Revenue Bonds, Series 2020A, 4.000%, 6/01/37 6/30 at 100.00 $ 1,038,022
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,260 5.000%, 11/15/28 11/25 at 100.00 2,311,581
500 5.000%, 11/15/29 11/25 at 100.00 511,261
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A:
1,635 5.000%, 10/01/28 No Opt. Call 1,711,423
460 5.000%, 10/01/32 No Opt. Call 493,838
750 Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention Center
Hotel, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 797,917
2,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 11/15/35
11/29 at 100.00 2,240,259
750 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2022A, 5.000%, 11/15/35
11/32 at 100.00 885,105
11,300 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 3,678,900
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 995,428
1,600 Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds,
Series 2018, 5.000%, 12/15/30
6/28 at 100.00 1,741,869
Tri-County Metropolitan Transportation District, Oregon, Capital Grant
Receipt Revenue Bonds, Series 2018A:
1,000 5.000%, 10/01/31 4/28 at 100.00 1,078,776
2,060 4.000%, 10/01/33 4/28 at 100.00 2,124,784
Total Tax Obligation/Limited 19,609,163
Transportation - 6.5%
Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
430 5.000%, 12/01/31 - AGM Insured 6/26 at 100.00 449,022
380 5.000%, 12/01/33 - AGM Insured 6/26 at 100.00 396,232
350 4.000%, 12/01/34 - AGM Insured 6/26 at 100.00 355,678
3,745 Port of Portland, Oregon, International Airport Revenue Bonds, Green Series
2023-29, 5.000%, 7/01/29, (AMT)
No Opt. Call 4,061,832
1,265 Port of Portland, Oregon, International Airport Revenue Bonds, Series 2015-
23, 5.000%, 7/01/28
7/25 at 100.00 1,293,631
1,690 Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-
24B, 5.000%, 7/01/35, (AMT)
1/27 at 100.00 1,751,551
3,040 Port of Portland, Oregon, International Airport Revenue Bonds, Series 2022-
28, 5.000%, 7/01/34, (AMT)
7/32 at 100.00 3,406,934
Total Transportation 11,714,880
U.S. Guaranteed - 0.3% (c)
155 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24,
(ETM)
No Opt. Call 156,279
425 Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A,
4.000%, 7/01/32, (Pre-refunded 7/01/27)
7/27 at 100.00 441,618
Total U.S. Guaranteed 597,897
Utilities - 9.2%
Beaverton, Oregon, Water Revenue Bonds, Series 2022:
2,090 4.000%, 4/01/35 4/32 at 100.00 2,260,357
2,150 4.000%, 4/01/36 4/32 at 100.00 2,301,491
Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds,
Series 2016:
500 3.500%, 12/01/29 12/25 at 100.00 504,630
350 5.000%, 12/01/33 12/25 at 100.00 359,619
350 5.000%, 12/01/34 12/25 at 100.00 359,620
Eugene, Oregon, Water Utility System Revenue Bonds, Series 2023:
250 5.000%, 8/01/35 8/33 at 100.00 296,637
250 5.000%, 8/01/36 8/33 at 100.00 294,275
250 5.000%, 8/01/37 8/33 at 100.00 291,527
250 5.000%, 8/01/38 8/33 at 100.00 288,180

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016:
$ 1,065 5.000%, 7/01/28 7/26 at 100.00 $ 1,100,380
1,120 5.000%, 7/01/29 7/26 at 100.00 1,157,761
1,180 5.000%, 7/01/30 7/26 at 100.00 1,219,612
2,500 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series
2016A, 4.000%, 4/01/33
4/26 at 100.00 2,551,338
2,000 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series
2022A, 4.000%, 4/01/35
10/31 at 100.00 2,139,901
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 5.000%, 7/01/33, 144A
7/31 at 100.00 1,044,806
525 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte
Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33, 144A
5/29 at 100.00 576,597
Total Utilities 16,746,731
Total Municipal Bonds
(cost $171,968,224) 172,983,408
Total Long-Term Investments
(cost $171,968,224) 172,983,408
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  3.9%
X 7,100,000
MUNICIPAL BONDS - 3.9%   X 7,100,000
Health Care - 1 .1%
$ 2,050 (d) Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding
Series 2018B, 3.650%, 8/01/34, (Mandatory Put 2/29/24)
2/24 at 100.00 $ 2,050,000
Total Health Care 2,050,000
Tax Obligation/General - 2 .8%
$ 5,050 (d) Oregon State, General Obligation Bonds, Veteran's Welfare Series 110 Series
2022E, 3.700%, 6/01/45, (Mandatory Put 3/01/24)
2/24 at 100.00 5,050,000
Total Tax Obligation/General 5,050,000
Total Municipal Bonds
(cost $7,100,000) 7,100,000
Total Short-Term Investments
(cost $7,100,000) 7,100,000
Total Investments
(cost $179,068,224) - 99.2% 180,083,408
Other Assets & Liabilities, Net - 0.8% 1,466,380
Net Assets - 100% $ 181,549,788

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 172,983,408 $ – $ 172,983,408
Short-Term Investments:
Municipal Bonds – 7,100,000 – 7,100,000
Total
$ – $ 180,083,408 $ – $ 180,083,408
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity